Corporate and Group Information (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Corporate and Group Information [Line Items]
Ordinary shares warrants	33,379,256
Preferred shares warrants	14,486,506
Share exchange ratio	0.307212
Ordinary shares	20,067,574	1,448,229	215,982
Warrants shares	20,067,574
Public warrants	19,833,035
Private warrants	6,449,936
Ordinary shares of Brindgetown	24,515,133
Warrant of brindgetown	26,282,971
Bridgetown’s ordinary per shares (in Dollars per share) | $ / shares	$ 6.15
Profit loss expenses (in Dollars) | $	$ 67,027,000
Class A Ordinary Shares [Member]
Corporate and Group Information [Line Items]
Ordinary share exchange	10,254,474
Exchange of shares	24,515,133
Ordinary shares	451,839
Preference shares [member]
Corporate and Group Information [Line Items]
Ordinary share exchange	4,450,419
Exchange of shares	14,486,506
Class B Ordinary Shares [Member]
Corporate and Group Information [Line Items]
Exchange of shares	24,515,133